Portfolio of Investments (Unaudited)

TAX EXEMPT INCOME FUND

March 31, 2019

Principal Amount		Security		Value
		MUNICIPAL BONDS—99.1%
		Alaska—.1%
$875	M	Northern Tobacco Securitization Settlement Rev. 5% 6/1/2046		$851,970
		Arizona—1.5%
		Arizona State Indl. Dev. Authority:
875	M	6% 7/1/2049		886,261
875	M	5.5% 7/1/2052		879,532
		Glendale Indl. Dev. Auth. Revenue:
875	M	5.25% 11/15/2046		899,832
875	M	5% 7/1/2048		903,586
5,000	M	Salt River Agric. Impt. & Pwr. 5% 1/1/2038		5,897,800
				9,467,011
		California—7.4%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2020 (a)		5,230,650
		California State General Obligation:
7,000	M	5% 10/1/2026		8,570,310
5,000	M	5.25% 9/1/2030		5,707,950
5,000	M	5% 11/1/2030		5,672,700
5,000	M	5% 8/1/2033		5,731,100
8,000	M	5% 9/1/2035		9,434,880
700	M	California State Muni Fin. Rev. 5.5% 6/1/2053		741,538
875	M	California State Pollution Control 8% 7/1/2039		948,920
5,000	M	Orange County Local Trans. Auth. 5% 2/15/2039		6,079,550
				48,117,598
		Colorado—.5%
525	M	Blue Lake Met. Dist. GO 5.25% 12/1/2048		528,911
875	M	Colorado State Health Facs. Auth. Hosp. Rev. 5.25% 11/1/2032		882,779
1,000	M	Crowfoot Valley Ranch Met. Dist. GO 5.75% 12/1/2048		1,007,300
875	M	South Maryland Creek Ranch GO 5.625% 12/1/2047		882,236
				3,301,226
		District of Columbia—2.6%
		District of Columbia General Obligation:
5,000	M	6% 6/1/2021		5,476,600
10,000	M	5% 6/1/2034		11,310,200
				16,786,800
		Florida—9.7%
875	M	Alachua County Hlth. Facs. Auth. Rev. 6.25% 11/15/2044		764,566
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029		5,097,650
		Capital Trust Agency Revenue:
875	M	5% 7/1/2046		905,415
875	M	10% 11/1/2020		953,855
350	M	7% 10/1/2049		337,645
775	M	Collier County Indl. Dev. Auth. Rev. 8.125% 5/15/2044		777,286
875	M	Florida State Dev. Fin. Corp. Rev. 6.375% 6/1/2046		656,250
4,305	M	Lee County Airport Rev. 5% 10/1/2033		4,968,142
5,000	M	Manatee County School Board COP 5.625% 7/1/2021 (a)		5,450,450
5,700	M	Miami-Dade County Aviation 5% 10/1/2037		6,430,056
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028		5,095,600
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2019 (a)		5,032,550
11,720	M	Miami-Dade County School Board COP 5% 5/1/2028		13,566,838
5,000	M	Orange County School Board COP 5.5% 8/1/2019 (a)		5,066,400
		Sarasota County Util. Sys. Revenue:
2,500	M	5% 10/1/2039 (b)		3,020,400
2,500	M	5% 10/1/2040 (b)		3,012,825
850	M	VOA Lee County FL Indl. Dev. 5.75% 12/1/2052		871,479
875	M	Volusia County Indl. Dev. Auth. Rev. 7.25% 7/1/2053		888,545
				62,895,952
		Georgia—3.5%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030		5,317,700
		Atlanta Water & Wastewater Revenue:
3,420	M	5.25% 11/1/2019 (a)		3,494,830
1,580	M	5.25% 11/1/2034		1,611,774
5,000	M	5% 11/1/2035		5,768,800
3,100	M	Fulton County Dev. Auth. Rev. 5% 6/15/2044 (b)		3,699,385
2,885	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/2031		2,890,395
				22,782,884
		Idaho—.1%
775	M	Idaho State Hlth. Facs. Auth. Rev. 8% 10/1/2044		868,186
		Illinois—4.5%
875	M	Bridgeview GO 5.625% 12/1/2041		884,896
860	M	Chicago Board of Education GO 5% 12/1/2041		877,578
5,430	M	Chicago Board of Education Lease Certificates 6% 1/1/2020		5,556,085
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	6.5% 1/1/2021 (a)		5,432,100
5,000	M	5% 1/1/2037		5,845,200
		Illinois Finance Auth. Revenue:
875	M	Admiral Lake Project 5.5% 5/15/2054		894,478
875	M	Blue Station Project 5% 12/1/2053		880,941
7,000	M	Northwestern Memorial Hospital 5.75% 8/15/2019 (a)		7,107,730
385	M	Windy City Portfolio 5.5% 12/01/2052		387,341
930	M	Regional Transportation Auth. 7.75% 6/1/2019		939,002
				28,805,351
		Indiana—1.2%
770	M	Anderson Econ. Dev. Rev. 6% 10/1/2042		813,235
5,570	M	Indiana State Fin. Auth. Rev. 5% 2/1/2028		6,711,126
				7,524,361
		Louisiana—1.0%
875	M	Juban Crossing Econ. Dev. Dist. Rev. 7% 9/15/2044		892,570
875	M	Louisiana St. Local Govt. Environmental Dev. Auth. Rev. 5.65% 11/1/2037		960,435
4,835	M	Regional Trans. Auth. Zero Coupon 12/1/2021		4,296,139
				6,149,144
		Maine—.2%
1,235	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039		1,242,089
		Massachusetts—3.9%
1,045	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028		1,065,597
5,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5% 7/15/2040		6,779,600
5,000	M	Massachusetts State GO 5% 7/1/2037		5,737,000
10,000	M	Massachusetts State School Bldg. Auth. 5% 8/15/2037		11,535,800
				25,117,997
		Michigan—3.6%
4,970	M	Detroit Sewer Disp. Sys. Rev. 7.5% 7/1/2019 (a)		5,041,817
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2019 (a)		5,057,550
875	M	Michigan State Tobacco Settlement Fin. Auth. Rev. 6% 6/1/2048		874,991
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		5,247,315
6,300	M	Wayne County Airport Auth. Rev. 5% 12/1/2045		7,165,368
				23,387,041
		New Jersey—5.6%
5,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040		5,698,400
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030		5,034,200
		New Jersey State Transportation Trust Fund Authority:
5,000	M	5.75% 6/15/2023		5,673,650
5,000	M	5% 12/15/2025		5,689,800
		New Jersey State Turnpike Auth. Revenue:
5,000	M	5% 7/1/2022 (a)		5,549,150
5,050	M	5% 1/1/2032		6,084,998
1,860	M	5% 1/1/2043		2,018,305
700	M	Tobacco Settlement Fing. Corp. Rev. 5% 6/1/2046		739,466
				36,487,969
		New York—26.4%
500	M	Build New York City Resource Corp. 5.75% 2/1/2049		511,275
5,000	M	Metropolitan Trans Auth. 5% 11/15/2036		5,880,850
875	M	Nassau County Indl. Dev. Agy. Rev. 6.7% 1/1/2049		882,009
5,000	M	New York City GO 5% 6/1/2034		5,767,100
		New York City Municipal Water Fin. Auth. Revenue:
22,000	M	6% 6/15/2021		24,174,040
5,000	M	5% 6/15/2039		5,777,550
		New York City Trans. Fin. Auth. Revenue:
6,965	M	Building Aid Rev. 5% 7/15/2031		8,070,346
		Future Tax:
5,000	M	5% 2/1/2035		5,910,100
7,500	M	5% 11/1/2038		8,103,525
5,000	M	5% 8/1/2042		5,592,150
		New York State Dorm. Auth. Revenue:
10,000	M	New York University 5.75% 7/1/2027		11,985,500
		Personal Income Tax Revenue:
5,000	M	5% 3/15/2031		5,821,000
5,000	M	5% 3/15/2035		5,443,300
5,000	M	5% 2/15/2037		5,424,250
		New York State Thruway Authority:
1,125	M	5% 1/1/2031		12,904,200
5,000	M	5% 1/1/2032		5,635,050
5,000	M	New York State Trans. Dev. Corp. 5% 1/1/2033		5,815,450
10,000	M	New York State Urban Dev. Corp. 5% 3/15/2035		11,572,900
		Port Authority of New York & New Jersey:
15,000	M	5% 9/15/2025		17,809,950
3,105	M	5% 10/15/2029		3,622,076
		Suffolk Tobacco Asset Securitization:
700	M	6.625% 6/1/2044		737,765
750	M	6% 6/1/2048		750,997
10,000	M	Utility Debt Securitization Auth. 5% 12/15/2037		11,620,900
875	M	Westchester County Indl. Dev. Fin. Agy. 7% 6/1/2046		963,944
				170,776,227
		Ohio—.5%
900	M	Buckeye Tobacco Settlement Fing. Auth. Rev. 5.875% 6/1/2047		879,930
1,015	M	Jefferson County GO 5.75% 12/1/2019		1,041,583
805	M	Lake County Port & Econ. Dev. Auth. Rev. 6.75% 12/1/2052		822,348
445	M	Montgomery County Senior Living 6.25% 4/1/2049		485,584
				3,229,445
		Oklahoma—.9%
5,000	M	Oklahoma State Turnpike Auth. 5% 1/1/2042		5,707,750
		Oregon—4.1%
		Oregon State Dept. Admin. Svcs. Lottery Revenue:
6,500	M	5% 4/1/2036		7,714,135
2,500	M	5% 4/1/2038 (b)		3,043,250
2,000	M	5% 4/1/2039 (b)		2,425,080
5,000	M	Oregon State GO 5% 5/1/2044		6,015,500
6,650	M	Washington County School District 5% 6/15/2032		7,577,209
				26,775,174
		Pennsylvania—3.8%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025		5,296,650
875	M	Dauphin County Gen. Auth. Rev. 5% 10/15/2034		915,819
875	M	Pennsylvania State Econ. Dev. Fing. Auth. Rev. 6.75% 12/1/2053		864,500
		Pennsylvania State Turnpike Commission:
6,000	M	5% 12/1/2043		6,522,780
5,000	M	5% 12/1/2045		5,629,200
5,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		5,514,750
				24,743,699
		Puerto Rico—.1%
875	M	Puerto Rico Sales Tax Fing. Corp. 4.75% 7/1/2053		831,836
		Rhode Island—.2%
1,500	M	Convention Center Auth. Rev. 5.25% 5/15/2019 (a)		1,506,765
		South Carolina—1.0%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034		5,406,750
875	M	South Carolina State Jobs 7% 11/1/2038		885,264
				6,292,014
		Texas—8.7%
800	M	Brazoria County Indl. Dev. Corp. 9% 3/1/2039		812,968
3,330	M	Cypress-Fairbanks ISD TOB Trust 8.723% 2/15/2044 (c)		4,453,875
5,000	M	Dallas Area Rapid Transit 5% 12/1/2034		5,743,950
8,000	M	Denton ISD GO 5% 8/15/2040		9,111,760
		Houston Utility System Revenue:
4,730	M	5.125% 5/15/2019 (a)		4,750,150
5,360	M	5% 11/15/2033		6,033,484
875	M	Newark Higher Ed. Fin. Corp. Rev. 5.125% 8/15/2047		887,775
1,250	M	Port Beaumont Naval District 8% 2/1/2039		1,275,312
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035		5,207,050
8,475	M	San Antonio ISD 5% 8/15/2029		10,195,934
5,000	M	State of Texas TOB Trust 6.485% 8/1/2035 (c)		5,108,200
		Tarrant County Cultural Edu. Facs. Fin. Corp. Revenue:
875	M	10% 3/15/2023		874,834
825	M	6.375% 2/15/2048		897,996
800	M	Woodloch Health Facs. Dev. Corp. 7.125% 12/1/2051		814,752
				56,168,040
		Utah—2.7%
		Salt Lake City Airport Revenue:
10,000	M	5% 7/1/2036		11,744,800
5,000	M	5% 7/1/2038		5,832,250
				17,577,050
		Virginia—.1%
875	M	Tobacco Settlement Fing. Corp. Rev. 5.2% 6/1/2046		878,307
		Washington—1.9%
5,000	M	Central Puget Sound Regl. Trans. Auth. Sales & Use 5% 11/1/2045		5,664,100
875	M	King County Public Hosp. District Rev. 6.25% 12/1/2045		901,854
5,000	M	Washington State Health Care Facs. Auth. Rev. 6.375% 10/1/2033		5,020,700
800	M	Washington State Housing Fin. Comm. Rev. 7% 7/1/2045		867,024
				12,453,678
		West Virginia—.1%
700	M	West Virginia State Econ. Dev. Auth. 8.75% 2/1/2036		709,793
		Wisconsin—3.2%
875	M	Public Finance Auth. Educ. Fin. Auth. Rev. 6.125% 2/1/2048		887,565
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		13,364,400
825	M	Vista Grande Villa Public Fin. Auth. Rev. 6.5% 7/1/2050		836,707
5,000	M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041		5,341,800
				20,430,472
Total Value of Municipal Bonds (cost $613,060,480)			99.1%	641,865,829
Other Assets, Less Liabilities			.9	6,041,831
Net Assets			100.0%	$647,907,660

At March 31, 2019, the cost of municipal investments for federal income tax purposes was $613,060,480. Accumulated net unrealized appreciation on investment was $24,805,349, consisting of $29,435,067 gross unrealized appreciation and $629,718 gross unrealized depreciation.

Portfolio of Investments (Unaudited)

TAX EXEMPT OPPORTUNITIES FUND

March 31, 2019

Principal Amount		Security		Value
		Municipal Bonds—99.6%
		Alaska—.8%
$3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2019 (a)		$3,055,035
375	M	Northern Tobacco Securitization Settlement Rev. 5% 6/1/2046		365,130
				3,420,165
		Arizona—.5%
		Arizona State Indl. Dev. Authority:
500	M	6% 7/01/2049		506,435
375	M	5.5% 7/1/2052		376,943
		Glendale Indl. Dev. Auth. Revenue:
200	M	5% 11/15/2045		206,492
415	M	5.25% 11/15/2046		426,778
375	M	5% 7/1/2048		387,251
300	M	5% 11/15/2053		308,289
				2,212,188
		California—10.6%
1,000	M	Bay Area Toll Auth. 5% 4/1/2044		1,189,220
13,750	M	California Edl. Facs. Auth. Rev. 5% 3/15/2039		18,454,700
		California State:
1,540	M	5% 8/1/2033		1,765,179
1,900	M	5% 4/1/2038		2,310,058
5,000	M	California State GO 5% 4/1/2037		5,542,850
300	M	California State Muni Fin. Rev. 5.5% 6/1/2053		317,802
375	M	California State Poll. Control Fin. Rev. 8% 7/1/2039		406,680
500	M	Golden State Tobacco Securitization 5% 6/1/2047		498,990
7,500	M	Los Angeles County Met. Trans. Auth. 5% 7/1/2044		8,964,825
1,370	M	Sacramento Wastewater Rev. 5% 9/1/2037 (b)		1,680,579
5,000	M	San Francisco City & County Airports 5% 5/1/2044		5,889,750
				47,020,633
		Colorado—1.9%
225	M	Blue Lake Met. Dist. GO 5.25% 12/1/2048		226,676
375	M	Colorado State Health Facs. Auth. Hosp. Rev. 5.25% 11/1/2032		378,334
500	M	Crowfoot Valley Ranch Met. Dist. GO 5.75% 12/1/2048		503,650
6,000	M	Denver City & County Airport Rev. 5% 12/1/2043		6,965,100
500	M	South Maryland Creek Ranch GO 5.625% 12/1/2047		504,135
				8,577,895
		Connecticut—2.2%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
500	M	Ascension Health Credit Group 5% 11/15/2040		508,585
510	M	Greenwich Academy 5.25% 3/1/2032		643,921
1,000	M	Sacred Heart University 5% 7/1/2037		1,145,030
1,000	M	State Supported Child Care 5% 7/1/2028		1,062,400
1,000	M	Wesleyan University 5% 7/1/2020 (a)		1,043,570
500	M	Yale-New Haven Hospital 5.25% 7/1/2020 (a)		522,690
500	M	Connecticut State Transmission Muni. Elec. Energy Rev. 5% 1/1/2030		540,055
855	M	Hartford 5% 4/1/2021 (a)		911,567
1,000	M	Hartford Cnty. Met. Dist. Clean Water Project Rev. 5% 4/1/2036		1,079,060
750	M	Stamford Water Pollution Control Sys. & Fac. Rev. 5.5% 8/15/2038		864,750
400	M	Stratford 5% 7/1/2035		456,212
1,000	M	Waterbury 5% 12/1/2032		1,115,760
				9,893,600
		District of Columbia—.8%
1,975	M	Metropolitan Washington D.C. Airport Auth. 5% 10/1/2035		2,279,486
1,000	M	Washington DC Met. Area Transit Auth. Rev. 5% 7/1/2043		1,163,190
				3,442,676
		Florida—3.4%
375	M	Alachua County Hlth. Facs. Auth. Rev. 6.25% 11/15/2044		327,671
5,000	M	Broward County Airport Sys. Rev. 5.25% 10/1/2030		5,696,900
		Capital Trust Agency Revenue:
375	M	10% 11/1/2020		408,795
150	M	6.75% 10/1/2037		144,789
500	M	5% 7/1/2046		517,380
320	M	7% 10/1/2049		308,704
335	M	Collier County Indl. Dev. Auth. Rev. 8.125% 5/15/2044		335,988
3,000	M	Davie Educational Facs. Rev. 5% 4/1/2038		3,421,350
375	M	Florida St. Dev. Fin. Corp Rev. 6.375% 6/1/2046		281,250
375	M	Lee County Indl. Dev. Auth. Rev. 5.75% 12/1/2052		384,476
1,250	M	Manatee County School Dist. Rev. 5% 10/1/2032		1,469,738
1,500	M	Miami-Dade County Hlth. Facs. Auth. Rev. 5% 8/1/2042		1,705,965
375	M	Volusia County Indl. Dev. Auth. Rev. 7.25% 7/1/2053		380,805
				15,383,811
		Georgia—2.0%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030		5,313,250
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040		2,697,075
920	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031		921,720
				8,932,045
		Hawaii—3.5%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030		2,607,000
3,750	M	Honolulu City & County GO 5% 9/1/2041		4,447,988
7,600	M	Honolulu City & County Wastewater Sys. Rev. 5% 7/1/2040		8,681,328
				15,736,316
		Idaho—.1%
330	M	Idaho State Hlth. Facs. Auth. Rev. 8% 10/1/2044		369,679
		Illinois—2.5%
500	M	Bridgeview GO 5.625% 12/1/2041		505,655
365	M	Chicago Board of Education GO 5% 12/1/2041		372,461
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	6.5% 1/1/2021 (a)		5,432,100
1,690	M	5% 1/1/2037		1,975,678
600	M	5% 1/1/2038		699,000
		Illinois State Fin. Auth. Revenue:
375	M	Admiral Lake Project 5.5% 5/15/2054		383,347
375	M	Blue Station Project 5% 12/1/2053		377,546
165	M	Windy City Portfolio 5.5% 12/1/2052		166,003
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026		1,186,570
				11,098,360
		Indiana—.1%
330	M	Anderson Econ. Dev. Rev. 6% 10/1/2042		348,529
		Louisiana—.2%
375	M	Juban Crossing Econ. Dev. Dist. Rev. 7% 9/15/2044		382,530
375	M	Louisiana St. Local Govt. Environmental Dev. Auth. Rev. 5.65% 11/1/2037		411,615
				794,145
		Massachusetts—6.2%
500	M	Boston Water & Sewer Commission Rev. 5% 11/1/2030		555,685
1,000	M	Massachusetts State College Building Auth. 5% 5/1/2020 (a)		1,037,800
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Boston College 5% 7/1/2039		1,175,500
750	M	Boston University 5.6% 10/1/2019 (a)		765,367
500	M	Emerson College 5% 1/1/2038		566,885
1,000	M	Lesley University 5.25% 7/1/2033		1,075,830
500	M	Phillips Academy 5% 9/1/2038		559,225
800	M	Williams College 4% 7/1/2046		853,408
200	M	Massachusetts State Edl. Fing. Auth. 6% 1/1/2028		204,744
		Massachusetts State General Obligation:
1,000	M	5.5% 8/1/2030		1,318,020
5,000	M	5% 8/1/2035		5,354,100
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035		1,038,460
		Massachusetts State Port Authority:
4,000	M	5% 7/01/2037		4,798,320
2,945	M	5% 7/01/2039		3,507,171
1,825	M	5% 7/01/2040		2,167,315
1,000	M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032		1,077,080
500	M	Quincy GO 5% 12/1/2028		527,475
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039		1,097,130
				27,679,515
		Michigan—4.1%
1,000	M	Detroit Sewer Disp. 7.5% 7/1/2019 (a)		1,014,450
1,000	M	Goodrich Area School District 5.5% 5/1/2032		1,078,560
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029		1,075,500
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041		5,395,500
		Michigan State Bldg. Auth. Revenue:
1,000	M	5.25% 10/15/2025		1,019,180
1,000	M	5% 10/15/2029		1,075,530
525	M	Michigan State Tobacco Settlement Fin. Auth. Rev. 6% 6/1/2048		524,995
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		583,035
180	M	Novi Community School District 5% 5/1/2037		208,960
500	M	Saginaw Water Supply System Rev. 5% 7/1/2031		538,625
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030		1,002,310
		Wayne County Airport Authority Revenue:
2,500	M	5% 12/1/2042		2,741,600
750	M	5% 12/1/2045		853,020
1,000	M	Wyandotte Electric Rev. 5.25% 4/1/2019 (a)		1,000,000
				18,111,265
		Minnesota—.9%
500	M	Bemidji 5% 2/1/2021 (a)		531,380
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		321,996
750	M	Minnesota State Agric. & Econ. Dev. Brd. Rev. Health Care Rev. 5% 2/15/2030		768,030
		Minnesota State Housing Finance Agency Revenue:
5	M	Multi-Family Housing 5.05% 7/1/2034		5,022
		Rental Housing Revenue:
250	M	5% 8/1/2031		268,300
300	M	5.05% 8/1/2031		315,972
250	M	Minnesota State Municipal Pwr. Agy. Elec. Sys. Rev. 5.25% 10/1/2035		262,892
		St. Cloud Health Care Revenue:
500	M	5.375% 5/1/2019 (a)		501,530
250	M	5.125% 5/1/2020 (a)		259,510
		St. Paul Hsg. & Redev. Auth. Health Care Revenue:
380	M	5.25% 11/15/2019 (a)		388,626
370	M	5.25% 11/15/2029		378,632
				4,001,890
		Mississippi—1.3%
		Mississippi Dev. Bk. Special Obligation:
		Jackson County Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029		2,685,323
2,000	M	5.625% 7/1/2039		2,019,920
1,000	M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030		1,195,160
				5,900,403
		Missouri—1.1%
		Kansas City Special Obligation Revenue:
4,000	M	5% 9/1/2034		4,051,440
1,000	M	5% 9/1/2037		1,012,490
				5,063,930
		New Jersey—3.6%
		Bloomfield Township General Obligation:
1,095	M	4% 12/15/2039 (b)		1,195,817
720	M	4% 12/15/2040 (b)		782,935
1,500	M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2035		1,753,305
		New Jersey State Transportation Trust Fund Authority:
2,000	M	5% 12/15/2028		2,327,340
2,205	M	5% 6/15/2029		2,546,775
6,000	M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2045		6,707,580
800	M	Tobacco Settlement Fing. Corp. Rev. 5% 6/1/2046		845,104
				16,158,856
		New York—20.3%
400	M	Build New York City Resource Corp. 5.75% 2/1/2049		409,020
		Long Island Power Auth. Revenue:
2,000	M	5% 9/1/2038		2,369,540
3,000	M	5% 9/1/2041		3,438,420
4,110	M	Metropolitan Transportation Auth. Rev. Green Bond 5% 11/15/2036		4,834,059
375	M	Nassau County Indl. Dev. Agy. Rev. 6.7% 1/1/2049		378,004
		New York City General Obligation:
5,495	M	5% 6/1/2034		6,338,043
2,000	M	5% 4/1/2035		2,406,040
4,500	M	5% 12/1/2037		5,249,970
5,000	M	5% 12/1/2041		5,780,300
		New York City Trans. Fin. Auth. Revenue:
7,500	M	Building Aid Rev. 5% 7/15/2037		8,460,475
5,000	M	Future Tax 5% 5/1/2032		5,903,700
		New York State Dormitory Auth. Revenue:
		Personal Income Tax Revenue:
5,000	M	5% 3/15/2031		5,821,000
5,000	M	5% 3/15/2034		5,445,200
		Sales Tax Revenue:
4,000	M	5% 3/15/2039		4,682,960
1,000	M	5% 3/15/2041		1,165,050
6,120	M	5% 3/15/2042		7,118,356
6,250	M	New York State Thruway Auth. 5% 1/1/2031		7,169,000
3,000	M	New York State Transportation Rev. 5% 1/1/2033		3,489,270
6,895	M	New York State Urban Dev. Corp. 5% 3/15/2037		8,300,339
		Suffolk Tobacco Asset Securitization:
300	M	6.625% 6/1/2044		316,185
200	M	6% 6/1/2048		200,266
775	M	Westchester County Ind. Dev. Auth. Rev. 7% 6/1/2046		853,779
				90,128,976
		North Carolina—3.1%
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2019 (a)		1,008,700
1,000	M	Charlotte COP 5% 6/1/2029		1,005,380
1,000	M	Charlotte Water & Sewer Sys. Rev. 5% 7/1/2040		1,155,410
465	M	Dare County Utilities Sys. Rev. 5% 2/1/2021 (a)		494,616
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026		1,017,480
500	M	North Carolina State Capital Facs. Fin. Agy. Rev. 5% 10/1/2041		570,245
5,890	M	North Carolina Turnpike Authority Rev. 5% 1/1/2036		6,968,930
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2019 (a)		1,007,320
500	M	University of North Carolina Hosp. Chapel Hill Rev. 5% 2/1/2046		564,615
				13,792,696
		Ohio—1.7%
		Buckeye Tobacco Settlement Fing. Auth. Revenue:
125	M	5.75% 6/1/2034		120,867
380	M	5.875% 6/1/2047		371,526
500	M	Defiance City School District GO 5% 12/1/2039		550,545
500	M	Franklin County Hospital Facs. Rev. 5% 5/15/2030		559,670
100	M	Jefferson Cnty Jail Construction GO 5.75% 12/1/2019		102,619
495	M	Lake County Port & Econ. Dev. Auth. Rev. 6.75% 12/1/2052		505,667
500	M	Madison Local School District Richland County 5% 12/1/2034		545,755
		Montgomery County Senior Living:
250	M	6% 4/01/2038 (b)		270,950
250	M	6.25% 4/01/2049		272,800
		Ohio State Higher Educational Facilities Revenue:
50	M	Oberlin College 5% 10/1/2042		57,642
500	M	University of Dayton Proj. 5.375% 12/1/2030		528,420
300	M	Ohio State Turnpike Comm. Rev. 5% 2/15/2028		334,275
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030		1,061,250
1,000	M	Toledo Waterworks Rev. 5% 11/15/2038		1,103,480
1,000	M	University of Akron General Receipts 5% 1/1/2028		1,023,240
				7,408,706
		Oregon—1.0%
500	M	Multnomah County Hospital Facs. Auth. 5.4% 10/1/2044		537,300
2,500	M	Oregon State GO 5% 5/1/2044		3,007,750
630	M	Redmond GO 5% 6/1/2036		758,079
				4,303,129
		Pennsylvania—8.7%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029		1,013,410
6,000	M	Allegheny County Port Auth. Spl. Rev. 5.25% 3/1/2024		6,392,280
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2020 (a)		1,057,960
250	M	Capital Region Water Rev. 5% 7/15/2038		290,847
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031		1,082,840
1,000	M	Cheltenham Township School District 5% 3/15/2038		1,130,380
1,000	M	Commonwealth Fing. Auth. Rev. 5% 6/1/2031		1,004,880
		Dauphin County Gen. Auth. University Revenue:
375	M	5% 10/15/2034		392,494
150	M	5.125% 10/15/2041		155,184
1,500	M	Delaware County Auth. Rev. 5% 10/1/2042		1,739,715
500	M	Delaware County Regl. Water Quality Control Auth. Rev. 5% 5/1/2040		564,705
		Erie Parking Auth. Facs. Revenue:
260	M	5.2% 9/1/2020 (a)		273,179
740	M	5.2% 9/1/2035		771,413
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,020,260
2,500	M	Newtown Township Swr. Auth. Rev. 5% 9/1/2043		2,874,350
500	M	North Penn Water Auth. Rev. 5% 11/1/2032		537,740
1,000	M	Penn Delco School District GO 5% 6/1/2034		1,114,840
1,205	M	Penn Manor School District GO 5% 3/1/2037		1,392,112
500	M	Pennsylvania State Econ. Dev. Fing. Auth. Rev. 6.75% 12/1/2053		494,000
		Pennsylvania State Turnpike Comm. Revenue:
1,000	M	5% 12/1/2021 (a)		1,086,120
2,500	M	5% 12/1/2039		2,791,025
2,000	M	5% 12/1/2043		2,339,940
1,000	M	5% 12/1/2044		1,110,880
635	M	5% 12/1/2045		714,908
500	M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032		533,620
1,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		1,102,950
1,000	M	Pittsburgh 5% 9/1/2035		1,177,040
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2021 (a)		1,098,100
500	M	State Pub. Sch. Bldg. Rev 5.5% 3/1/2031		531,815
1,500	M	Upper Saint Clair School District 5% 10/1/2041		1,674,750
1,000	M	Woodland Hills School District 5% 9/1/2043		1,137,520
				38,601,257
		Puerto Rico—.1%
500	M	Puerto Rico Sales Tax Fing. Corp. 4.75% 7/1/2053		475,335
		Rhode Island—.3%
1,415	M	Rhode Island Hth. & Edl. Bldg. Corp. Rev. 5.25% 9/15/2029		1,436,437
		South Carolina—.1%
375	M	South Carolina State Jobs Rev. 7% 11/1/2038		379,399
		Tennessee—1.3%
5,020	M	Metropolitan Nashville Arpt. Auth. Rev. 5% 7/1/2045		5,657,389
		Texas—10.0%
3,610	M	Alamo Regional Mobility Rev. 5% 6/15/2046		4,064,391
400	M	Brazoria County Indl. Dev. Corp. 9% 3/1/2039		406,484
5,000	M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030		5,724,900
2,165	M	Little Elm ISD GO 5% 8/15/2037		2,322,893
1,750	M	Montgomery County Toll Road Auth. Rev. 5% 9/15/2037		1,923,793
500	M	New Hope Cultural Edl. Facs. Fin. Corp. 5.25% 10/1/2049		523,995
375	M	Newark Higher Ed. Fin. Corp. Rev. 5.125% 8/15/2047		380,475
2,000	M	North Texas Tollway Auth. Rev. 5% 1/1/2040		2,180,880
		Northwest ISD General Obligation:
10,000	M	5% 2/15/2042		11,443,600
1,335	M	5% 2/15/2045		1,503,878
750	M	Port Beaumont Naval District 8% 2/1/2039		765,188
10,000	M	Rockwall ISD GO 5% 2/15/2046		11,233,800
		Tarrant County Cultural Edu. Facs. Fin. Corp. Revenue:
375	M	10% 3/15/2023		374,929
350	M	6.375% 2/15/2048		380,968
500	M	6.75% 11/15/2047		562,745
345	M	Woodloch Health Facs. Dev. Corp. 7.125% 12/1/2051		351,362
				44,144,281
		Utah—1.1%
4,000	M	Salt Lake City Airport Rev. 5% 7/1/2036		4,697,920
		Virginia—3.8%
1,000	M	Arlington County Indl. Dev. Auth. Rev. 5% 2/15/2020 (a)		1,030,460
1,000	M	Fairfax County Indl. Dev. Auth. Rev. 5.25% 5/15/2019 (a)		1,004,390
1,000	M	Hopewell 5.875% 7/15/2019 (a)		1,012,410
500	M	Hopewell Sewer Sys. Rev. 5% 7/15/2033		516,840
1,000	M	New River Vy. Regl. Jail Facs. Rev. 5% 10/1/2038		1,149,970
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043		1,086,690
1,000	M	Norfolk GO 5% 8/1/2023 (a)		1,143,040
500	M	Powhatan County GO 5% 1/15/2032		512,740
500	M	Prince William County Indl. Dev. Auth. 5.5% 9/1/2021 (a)		546,235
1,000	M	Rappahannock Regl. Jail Facs. Rev. 5% 10/1/2035		1,170,410
500	M	Richmond Public Util. Rev. 5% 1/15/2038		553,585
375	M	Tobacco Settlement Fing. Corp. Rev. 5.2% 6/1/2046		376,417
1,000	M	Virginia State College Bldg. Auth. Facs. Rev. 5% 9/1/2029		1,160,000
		Virginia State Res. Auth. Infrastructure Revenue:
575	M	5% 11/1/2029		586,483
1,000	M	5% 11/1/2045		1,170,830
1,000	M	Washington County Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2020 (a)		1,049,060
1,745	M	Western Virginia Reg. Jail. Auth. Rev. 5% 12/1/2037		2,018,738
500	M	Winchester Econ. Dev. Auth. Hosp. Rev. 5% 1/1/2035		569,520
				16,657,818
		Washington—.2%
375	M	King County Public Hosp. District Rev. 6.25% 12/1/2045		386,509
350	M	Washington State Housing Fin. Comm. Rev. 7% 7/1/2045		379,323
				765,832
		West Virginia—.1%
300	M	West Virginia State Econ. Dev. Auth. Rev. 8.75% 2/1/2036		304,197
		Wisconsin—2.0%
500	M	Cornerstone Charter Academy Proj. 5.125% 2/1/2046		504,695
375	M	Public Finance Auth. Educ. Fin. Auth. Rev. 6.125% 2/1/2048		380,385
350	M	Vista Grande Villa Public Fin. Auth. Rev. 6.5% 7/1/2050		354,966
6,650	M	Wisconsin State GO 5% 5/1/2032		7,685,206
				8,925,252
Total Value of Municipal Bonds (cost $422,289,837)				441,824,525
		SHORT-TERM TAX EXEMPT INVESTMENTS—.6%
2,500	M	Syracuse Indl. Dev. Agency
		Adjustable Rate Note 1.48% (d) (cost $2,500,000)		2,500,000
Total Value of Municipal Investments (cost $424,789,837)			100.2%	444,324,525
Excess of Liabilities Over Other Assets			(.2)	(888,570)
Net Assets			100.0%	$443,435,955

At March 31, 2019, the cost of municipal investments for federal income tax purposes was $424,789,837. Accumulated net unrealized appreciation on investment was $19,534,688, consisting of $19,785,182 gross unrealized appreciation and $250,494 gross unrealized depreciation.

Portfolio of Investments (Unaudited)

CALIFORNIA TAX EXEMPT FUND

March 31, 2019

Principal Amount		Security		Value
		MUNICIPAL BONDS—99.2%
		Airport—8.9%
$2,000	M	San Francisco City & County Airports 5% 5/1/2034		$2,421,080
		San Jose Airport Revenue:
575	M	5% 3/1/2036		679,742
570	M	5% 3/1/2037		671,437
1,000	M	5% 3/1/2042		1,163,250
				4,935,509
		Appropriation—2.1%
1,000	M	Palo Alto COP 5% 11/1/2044		1,191,760
		Education—9.6%
		California Educ. Facs. Auth. Revenue:
500	M	Harvey Mudd College 5.25% 12/1/2031		548,135
1,100	M	Stanford University 5.25% 4/1/2040		1,526,316
300	M	California School Fin. Auth. 5.875% 10/1/2044		323,829
1,000	M	California State Muni Fin. Auth. 5% 1/1/2032		1,168,820
1,500	M	University of California Rev. 5% 5/15/2043		1,778,280
				5,345,380
		Electric—2.1%
1,000	M	Los Angeles Department of Water & Power 5% 7/1/2042		1,162,560
		General Obligation—22.7%
		California State Various Purpose:
1,000	M	5% 9/1/2031		1,127,870
2,000	M	5% 4/1/2037		2,217,140
1,000	M	Fresno Unified School District 5% 8/1/2041		1,163,500
1,000	M	Healdsburg Unified School District 5% 8/1/2040		1,158,810
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029		1,012,470
1,000	M	Los Angeles Unified School District 5% 7/1/2040		1,142,280
1,000	M	Moreno Valley Unified School District 5% 8/1/2043		1,191,040
215	M	Natomas Unified School District 5.95% 9/1/2021		226,973
1,000	M	New Haven Unified School District 5% 8/1/2040		1,134,510
1,000	M	San Diego Unified School District 5% 7/1/2040		1,144,760
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032		1,091,340
				12,610,693
		Health Care—2.0%
1,000	M	California Health Facs. Fin. Auth. Rev. 5% 8/15/2043		1,131,390
		Hospital—.6%
300	M	California Statewide Communities Dev. Authority
		(Loma Linda University Medical Center) 5.25% 12/ 1/2056		328,218
		Housing—1.6%
		California Statewide Communities Dev. Authority:
550	M	NCCD-Hooper Street LLC 5.25% 7/1/2052		590,541
300	M	Provident Group-Pomoma Properties 5.75% 1/15/2045		318,441
				908,982
		Lease—4.6%
750	M	California State Municipal Fin. Auth. 5% 6/1/2043		879,743
		California State Public Works Lease Revenue:
500	M	5% 12/1/2029		541,745
1,000	M	5.5% 11/1/2030		1,148,570
				2,570,058
		Other Revenue—.6%
300	M	California State Pollution Control 8% 7/1/2039		325,344
		Other Tax—9.0%
500	M	Los Angeles County Metropolitan Trans. Auth. 5% 7/1/2032		620,605
2,000	M	Orange County Local Transportation 5% 2/15/2039		2,431,820
300	M	Puerto Rico Sales Tax Rev. 4.75% 7/1/2053		285,201
1,200	M	Sacramento Convention Center 5% 6/1/2038		1,430,412
		Virgin Islands Public Finance Auth. Revenue:
150	M	4% 10/1/2022		144,000
100	M	5% 10/1/2029		97,000
				5,009,038
		Pre-Refunded/Escrowed-to-Maturity—15.9%
1,000	M	Alhambra Unified School District 5.25% 8/1/2019 (a)		1,012,900
500	M	Anaheim Public Fing. Auth. Rev. 5% 4/1/2021 (a)		536,870
1,000	M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2023 (a)		1,141,990
1,000	M	California State Public Works Lease Rev. 5% 9/1/2022 (a)		1,123,510
500	M	California Statewide Communities Dev. Auth. Rev. 5.5% 8/15/2026		527,840
1,000	M	Centinela Valley Union School District 5% 8/1/2021 (a)		1,085,610
1,000	M	College of the Sequoias 5.25% 8/1/2019 (a)		1,012,730
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2020 (a)		1,076,690
1,000	M	Riverside County Trans. Commission Sales Tax Rev. 5% 6/1/2020 (a)		1,042,230
250	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2021 (a)		270,710
				8,831,080
		Tobacco—2.7%
400	M	Golden State Tobacco Securitization 5% 6/1/2047		399,192
1,000	M	Golden State Tobacco Settlement 5% 6/1/2045		1,119,420
				1,518,612
		Toll & Turnpike—4.3%
2,000	M	Bay Area Toll Bridge Rev. 5% 4/1/2044		2,378,440
		Transportation—2.8%
375	M	Guam Port Authority Port Rev. 5% 7/1/2048		421,106
1,000	M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032		1,118,290
				1,539,396
		Water/Sewer—9.7%
		Los Angeles Wastewater Sys. Revenue:
1,000	M	5% 6/1/2035		1,161,320
1,000	M	5% 6/1/2038		1,210,130
500	M	Sacramento Wastewater Revenue 5% 9/1/2037 (b)		613,350
2,000	M	Southern California Water Replenishment 5% 8/1/2043		2,374,820
				5,359,620
Total Value of Municipal Bonds (cost $52,231,207)				55,146,080
		SHORT-TERM TAX EXEMPT INVESTMENTS—.9%
500	M	Irvine Ranch Water District
		Adjustable Rate Note 1.28% (d) (cost $500,000)		500,000
Total Value of Municipal Investments (cost $52,731,207)			100.1%	55,646,080
Excess of Liabilities Over Other Assets			(.1)	(69,691)
Net Assets			100.0%	$55,576,389

At March 31, 2019, the cost of municipal investments for federal income tax purposes was $52,731,207. Accumulated net unrealized appreciation on investment was $2,914,873, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (Unaudited)

NEW JERSEY TAX EXEMPT FUND

March 31, 2019

Principal Amount		Security		Value
		MUNICIPAL BONDS—100.9%
		Airport—3.0%
$1,265	M	Port Authority of New York & New Jersey 5% 11/15/2036		$1,464,048
		Appropriation—8.0%
1,000	M	Garden St. Preservation Trust Open Space & Farmland
		5.75% 11/1/2028		1,230,300
1,000	M	New Jersey St. Health Care Facs. Fing. Auth. Rev. 5.75% 10/1/2031		1,020,470
		New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020		1,059,140
500	M	5% 12/15/2023		557,175
				3,867,085
		Education—15.6%
		New Jersey Educational Facilities Auth. Revenue:
		Montclair State University:
1,000	M	5% 7/1/2036		1,133,100
1,000	M	5% 7/1/2039		1,112,900
2,500	M	Princeton University 5% 7/1/2032		3,075,200
1,000	M	Ramapo College 5% 7/1/2035		1,168,870
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030		1,006,840
				7,496,910
		General Obligation—23.7%
500	M	Bayonne 5% 7/1/2039		562,270
1,000	M	Belleville Township Board of Education 4% 9/1/2037		1,055,660
1,000	M	Bergen County Impt. Auth. 5% 2/15/2039		1,132,770
500	M	Bloomfield Township 4% 12/15/2040 (b)		543,705
1,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040		1,139,680
560	M	Edgewater Board of Education 4% 3/1/2040		595,610
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027		1,267,770
1,000	M	Ewing Township School District 4% 7/15/2036		1,083,620
1,870	M	Hudson County 4% 6/15/2038		2,005,369
1,000	M	Livingston Twp. Sch. Dist. 5% 7/15/2037		1,156,340
415	M	Montclair Twp. 5% 1/1/2037		471,623
330	M	Morris Hills Regional School District 5% 7/15/2039 (b)		380,553
				11,394,970
		Health Care—4.5%
		New Jersey State Health Care Facs. Fing. Auth. Revenue:
1,000	M	Hackensack Meridian Health 5% 7/1/2035		1,174,520
1,000	M	Virtua Health 5.5% 7/1/2038		1,008,920
				2,183,440
		Hospital—2.4%
1,000	M	New Jersey St. Health Care Facs. Fing. Auth. Rev. 5% 7/1/2039		1,152,610
		Housing—3.4%
1,500	M	New Jersey Housing & Mortgage Fin. Agy. 4% 4/1/2025		1,620,225
		Industrial Development Revenue/Pollution Control Revenue—3.7%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		1,798,583
		Lease—4.8%
1,000	M	Hudson County Impt. Auth. Lease Rev. 5.375% 10/1/2024		1,169,620
1,000	M	Mercer County Impt. Auth. 5% 9/1/2040		1,145,520
				2,315,140
		Other Revenue—3.7%
		Burlington Cnty Bridge Commission:
465	M	4% 8/1/2035		511,509
480	M	4% 8/1/2036		525,542
500	M	Hudson County Impt. Auth. 5% 8/1/2042		566,325
190	M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029		201,052
				1,804,428
		Other Tax—1.3%
400	M	Puerto Rico Sales Tax Rev. 4.75% 7/1/2053		380,268
		Virgin Islands Public Finance Auth. Revenue:
150	M	4% 10/1/2022		144,000
100	M	5% 10/1/2029		97,000
				621,268
		Pre-Refunded/Escrowed-to-Maturity—8.6%
1,000	M	Elizabeth 5.25% 4/15/2021 (a)		1,075,550
1,000	M	New Jersey State COP Equip. Lease Purchase Rev.
		5.25% 6/15/2019 (a)		1,007,550
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2019 (a)		2,069,600
				4,152,700
		Tobacco—1.1%
500	M	Tobacco Settlement Fin Corp NJ 5% 6/1/2046		528,190
		Toll & Turnpike—13.8%
		Delaware River Joint Toll Bridge Commission:
1,000	M	5% 7/1/2033		1,191,740
250	M	5% 7/1/2034		296,968
		Delaware River Port Authority of Pennsylvania & New Jersey:
1,000	M	5% 1/1/2030		1,123,780
500	M	5% 1/1/2036		602,460
1,000	M	5% 1/1/2040		1,193,280
		New Jersey State Turnpike Auth. Revenue:
1,425	M	5% 1/1/2028		1,639,320
500	M	5% 1/1/2048		585,385
				6,632,933
		Transportation—3.3%
375	M	Guam Port Authority Port Rev. 5% 7/1/2048		421,106
1,000	M	Port Authority of New York & New Jersey 5% 10/15/2041		1,154,060
				1,575,166
Total Value of Municipal Bonds (cost $46,274,377)			100.9%	48,607,696
Excess of Liabilities Over Other Assets			(.9)	(432,914)
Net Assets			100.0%	$48,174,782

At March 31, 2019, the cost of municipal investments for federal income tax purposes was $46,274,377. Accumulated net unrealized appreciation on investment was $2,333,319, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (Unaudited)

NEW YORK TAX EXEMPT FUND

March 31, 2019

Principal Amount		Security		Value
		MUNICIPAL BONDS—98.7%
		Airport—7.1%
$1,000	M	New York State Transportion Dev. Corp. 5% 1/1/2033		$1,163,090
		Niagra Frontier Transportation Authority:
715	M	5% 4/1/2033		846,639
775	M	5% 4/1/2035		909,509
750	M	5% 4/1/2037		873,030
350	M	5% 4/1/2039		404,505
5,000	M	Port Authority of New York & New Jersey 5% 11/15/2036		5,786,750
1,100	M	Westchester County Indl. Dev. Agy. Facs. Rev. 7% 6/1/2046		1,211,815
				11,195,338
		Appropriation—5.3%
730	M	Hudson Yards Infra. Corp. 5.75% 2/15/2047		782,757
1,000	M	New York City Transitional Fin. Auth. Bldg. Aid Rev.
		5% 7/15/2037		1,193,850
		New York State Dormitory Authority Revenue:
3,000	M	City University 6% 7/1/2020		3,096,360
500	M	State University 5.25% 5/15/2021		527,765
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027		2,777,762
				8,378,494
		Continuing Care Retirement Communities—.4%
572	M	Nassau County Indl. Dev. Agy. Rev. 6.5% 1/1/2034		584,937
		Education—18.6%
700	M	Build New York City Resource Corp. 5.75% 2/1/2049		715,785
		Dutchess County Local Development Corp. Revenue:
1,000	M	5% 7/1/2035		1,181,840
1,000	M	5% 7/1/2036		1,177,840
1,000	M	5% 7/1/2037		1,172,940
		Madison County Capital Resource Corp. Revenue:
1,000	M	5% 7/1/2035		1,148,610
1,000	M	5% 7/1/2039		1,138,660
1,000	M	Monroe Indl. Dev. Corp. Rev. 5% 7/1/2037		1,176,180
		New York State Dormitory Authority Revenue:
1,485	M	Colgate University 6% 7/1/2021		1,561,611
		New York University:
2,000	M	5% 7/1/2036		2,343,840
1,000	M	5% 7/1/2037		1,116,740
2,000	M	5% 7/1/2039		2,325,240
500	M	Skidmore College 5% 7/1/2027		534,085
1,645	M	State University of New York 5% 7/1/2042		1,909,368
		State University of New York Student Housing:
1,050	M	5% 7/1/2035		1,262,457
2,200	M	5% 7/1/2037		2,623,214
300	M	Vaughn College 5.5% 12/1/2046		317,850
1,000	M	Onondaga County Cultural Resource Rev. 5% 12/1/2030		1,141,020
		Saratoga County Cap. Res. Corp. Revenue:
3,570	M	5% 7/1/2043		4,160,799
1,000	M	5% 7/1/2048		1,163,400
1,100	M	Schenectady County Cap. Res. Corp. 5% 1/1/2040		1,264,318
				29,435,797
		Electric—9.5%
		Long Island Power Auth. Electric System Revenue:
2,000	M	5% 9/1/2039		2,362,660
1,000	M	5% 9/1/2041		1,146,140
3,210	M	5% 9/1/2042		3,718,496
1,200	M	5% 9/1/2044		1,328,496
		Utility Debt Securitization Authority:
4,000	M	5% 12/15/2034		4,737,120
1,500	M	5% 12/15/2039		1,790,805
				15,083,717
		General Obligation—5.7%
		Erie County New York:
500	M	5% 9/15/2030		615,965
825	M	5% 9/15/2031		1,005,155
		New York City General Obligation:
3,000	M	5% 12/1/2034		3,534,810
1,895	M	5% 4/1/2035		2,279,723
1,000	M	5% 4/1/2039		1,185,240
375	M	New York State Dormitory Authority Rev. 5.625% 10/1/2029		382,312
				9,003,205
		Health Care—1.5%
625	M	Dutchess County Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030		658,437
		New York State Dormitory Authority Revenue (NYSARC):
1,140	M	5% 7/1/2025		1,187,173
500	M	6% 7/1/2036		505,515
				2,351,125
		Housing—1.9%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031		1,082,830
1,840	M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.)
		5% 11/1/2026		1,961,054
				3,043,884
		Lease—3.4%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029		1,254,313
1,000	M	Yankee Stadium Pilot 7% 3/1/2049		1,004,710
2,500	M	New York State Dormitory Authority Rev. (Court Facs. Lease)
		5.5% 5/15/2027		3,150,750
				5,409,773
		Other Revenue—3.0%
3,565	M	New York State Dormitory Authority
		School Dist. Brd. Fing. 5% 10/1/2042		4,137,076
500	M	New York State Transportation Dev. Corp. 5% 1/1/2028		597,035
				4,734,111
		Other Tax—19.1%
		Metropolitan Transportation Authority New York:
3,500	M	5% 11/15/2036		4,116,595
3,000	M	5% 11/15/2035		3,586,110
		New York City Transitional Fin Auth Revenue:
2,500	M	5% 2/1/2028		2,653,175
1,000	M	5% 11/1/2033		1,051,610
1,000	M	5.25% 8/1/2037		1,224,340
2,000	M	5% 8/1/2042		2,236,860
1,000	M	New York State Convention Center Dev. Corp. Rev. 5% 11/15/2040		1,138,340
		New York State Dormitory Authority Revenue:
5,000	M	Personal Income Tax 5% 3/15/2040		5,942,050
		Sales Tax Revenue:
3,250	M	5% 3/15/2038		3,608,313
3,000	M	5% 3/15/2036		3,602,190
750	M	Puerto Rico Sales Tax Rev. 4.75% 7/1/2053		713,002
		Virgin Islands Public Finance Authority:
250	M	4% 10/1/2022		240,000
170	M	5% 10/1/2029		164,900
				30,277,485
		Pre-Refunded/Escrowed-to-Maturity—5.8%
1,270	M	Hudson Yards Infra. Corp. 5.75% 2/15/2021 (a)		1,370,825
		New York State Dormitory Authority Revenue:
1,000	M	Fordham University 5% 7/1/2021 (a)		1,079,350
3,025	M	School District Fing. Auth. 5.625% 10/1/2019 (a)		3,088,102
3,500	M	The New School 5.5% 7/1/2020 (a)		3,674,930
				9,213,207
		Tobacco—1.2%
		Suffolk Tobacco Asset Securitization Corporation:
150	M	6.625% 6/1/2044		158,092
175	M	6% 6/1/2048		175,233
750	M	TSASC Inc. NY Tobacco Settlement 5% 6/1/2045		751,748
750	M	Westchester Tobacco Asset Securitization 5% 6/1/2045		757,860
				1,842,933
		Toll & Turnpike—2.5%
		New York State Thruway Auth. Revenue:
1,000	M	5% 1/1/2031		1,147,040
2,450	M	5% 1/1/2032		2,799,983
				3,947,023
		Transportation—5.3%
1,375	M	Guam Port Authority Port Rev. 5% 7/1/2048		1,544,056
1,435	M	New York Thruway 5% 1/1/2035		1,716,619
2,500	M	Port Authority of New York & New Jersey5% 10/15/2042		2,914,775
2,000	M	Triborough Bridge & Tunnel Auth. 5% 11/15/2041		2,307,560
				8,483,010
		Water/Sewer—8.4%
		Buffalo Muni. Water Fin. Auth. Revenue:
500	M	5% 7/1/2029		581,655
250	M	5% 7/1/2030		289,495
250	M	5% 7/1/2031		288,395
300	M	5% 7/1/2032		344,349
		New York City Muni. Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021		3,021,755
2,000	M	5% 6/15/2039		2,289,540
2,500	M	5% 6/15/2040		2,951,225
2,175	M	New York State Environmental Facs. Corp. 5% 6/15/2043		2,589,490
		Western Nassau County Water Auth. Revenue:
500	M	5% 4/1/2034		571,395
300	M	5% 4/1/2035		342,072
				13,269,371
Total Market Value of Municipal Bonds (cost $148,599,630)			98.7%	156,253,410
Other Assets, Less Liabilities			1.3	1,999,058
Net Assets			100.0%	$158,252,468

At March 31, 2019, the cost of municipal investments for federal income tax purposes was $148,599,630. Accumulated net unrealized appreciation on investment was $7,653,780 consisting of $7,659,701 gross unrealized appreciation and $5,921 gross unrealized depreciation.

Portfolio of Investments (Unaudited)

OREGON TAX EXEMPT FUND

March 31, 2019

Principal Amount		Security		Value
		MUNICIPAL BONDS—95.2%
		Airport—4.5%
		Port of Portland Airport Revenue:
$1,000	M	5% 7/1/2031		$1,157,400
1,100	M	5% 7/1/2042		1,245,068
				2,402,468
		Appropriation—1.2%
565	M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029		629,105
		Continuing Care Retirement Communities—.8%
400	M	Multnomah Cnty: Hosp. Facs. 5.4% 10/1/2044		429,840
		Education—4.8%
1,250	M	Oregon State Univ. Gen. Rev. 5% 4/1/2045		1,420,775
1,000	M	University of Oregon 5% 4/1/2045		1,128,320
				2,549,095
		Electric—4.1%
2,000	M	Eugene Electric Util. Rev. 5% 8/1/2038		2,182,180
		General Obligation—45.7%
1,000	M	Central Oregon Community College District 5% 6/15/2030		1,039,920
2,000	M	Clackamas County School District #12, 5% 6/15/2037		2,372,020
1,000	M	Clackamas County School District #7J, 5.25% 6/1/2021		1,078,530
575	M	Columbia County School District #502, 5% 6/15/2036		682,939
1,000	M	Linn County School District #55, 5.5% 6/15/2027		1,270,140
		Marion County School District #103 Woodburn:
300	M	5% 6/1/2030		371,034
1,000	M	5% 6/15/2035		1,152,740
1,000	M	Marion & Polk Counties School District 5% 6/15/2033		1,221,940
1,000	M	Multnomah County School District #3, 5% 6/30/2035		1,066,700
1,225	M	Newport Zero Coupon 6/1/2029		941,155
2,500	M	Oregon State 5% 5/1/2044		3,007,750
1,000	M	Portland Community College 5% 6/15/2030		1,199,630
2,000	M	Portland Building Project 5% 6/15/2034		2,444,400
		Redmond:
500	M	5% 6/1/2034		502,850
1,410	M	5% 6/1/2038		1,684,428
1,000	M	Umatilla County School District #16, 5% 6/15/2033		1,143,850
1,000	M	Washington County School District #15 Zero Coupon 6/15/2023		923,890
2,000	M	Washington County School District #48J, 5% 6/15/2032		2,278,860
				24,382,776
		Health Care—8.5%
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028		1,048,910
1,650	M	Oregon State Facs. Auth. Rev. 5% 10/1/2045		1,845,228
1,500	M	Oregon State Health Sciences Univ. Rev. 5% 7/1/2032		1,638,840
				4,532,978
		Other Revenue—4.9%
300	M	Oregon State Business Dev. Comm. 6.5% 4/1/2031		290,079
2,000	M	Oregon State Dept. Admin. Svcs. Lottery Rev. 5% 4/1/2035		2,298,520
				2,588,599
		Other Tax—2.0%
500	M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030		535,325
300	M	Puerto Rico Sales Tax Financing 4.75% 7/1/2053		285,201
		Virgin Islands Public Finance Authority:
150	M	4% 10/1/2022		144,000
100	M	5% 10/1/2029		97,000
				1,061,526
		Pre-Refunded/Escrowed-to-Maturity—11.3%
		Beaverton School District #48J:
750	M	5% 6/1/2019 (a)		754,335
1,500	M	5.125% 6/1/2019 (a)		1,508,970
1,000	M	Clackamas & Washington Counties School District #3, 5% 6/15/2019 (a)		1,007,150
500	M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2020 (a)		528,130
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2020 (a)		1,043,570
200	M	Polk Marion & Benton Counties School District #13J, 5% 6/15/2019 (a)		201,430
1,000	M	Salem 5% 6/1/2019 (a)		1,005,700
				6,049,285
		Transportation—.8%
375	M	Guam Port Authority Port Rev. 5% 7/1/2048		421,106
		Water/Sewer—6.6%
500	M	Hermiston Water & Sewer Sys. 5% 11/1/2034		570,825
500	M	Portland Water Sys. Rev. 5% 5/1/2034		532,595
2,195	M	Tigard Water Sys. Rev. 5% 8/1/2031		2,412,766
				3,516,186
Total Value of Municipal Bonds (cost $48,097,899)				50,745,144
		SHORT-TERM TAX EXEMPT INVESTMENTS—3.7%
$2,000	M	Oregon State Facs. Auth. Rev.
		Adjustable Rate Note 1.46% (d) (cost 2,000,000)		2,000,000
Total Value of Municipal Investments (cost $50,097,899)			98.9%	52,745,144
Other Assets, Less Liabilities			1.1	$567,639
Net Assets			100.0%	$53,312,783

At March 31, 2019, the cost of municipal investments for federal income tax purposes was $50,097,899. Accumulated net unrealized appreciation on investment was $2,647,245, consisting of $2,651,278 gross unrealized appreciation and $4,033 gross unrealized depreciation.

FOOTNOTES

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

(c)	Inverse floating rate securities (see Note 3). Interest rates are determined and reset periodically and are the rates in effect at March 31, 2019.

(d)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at March 31, 2019.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation
TOB	Tender Option Bond
ISD	Independent School District

1. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers and other available information in determining value. If prices are not readily available or are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of March 31, 2019:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*
Tax Exempt Income	$-	$641,865,829	$-
Tax Exempt Opportunities	-	441,824,525	-
California	-	55,146,080	-
New Jersey	-	48,607,696	-
New York	-	156,253,410	-
Oregon	-	50,745,144	-

Investments in Short-Term Tax Exempt Investments:
Tax Exempt Opportunities	$-	$2,500,000	$-
California		500,000
Oregon		2,000,000

*	The portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds for the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

2. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest Income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily.

3. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the Funds’ adviser, FIMCO, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. At March 31, 2019, the Funds held no investments in futures contracts, though during the period ending March 31, 2019, Oregon held investments in futures contracts.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the period ended March 31, 2019, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the period ended March 31, 2019, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the period ended March 31, 2019, the Funds had no investments in MMD Rate Locks.